United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    December 31, 1999

Check here if Amendment [ X ]; Amendment Number:
     This Amendment (Check only one):  [  ] is a restatement.
                                       [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius                Lincoln, MA      February 15, 2000
           [Signature]                [City, State]      [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            12

Form 13F Information Table Value Total:          $978
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

13F INFORMATION TABLE

Column 1   Column 2  Column 3  Column 4  Column 5         Column 6  Column 7   Column 8
Name of    Title     Cusip     Value     SHRS OR SH PUT   Invest.   Other      Voting Authority
Issuer     of Class            (x$1000)  PRN AMT PRN CALL Discret.  Managers   Sole Shared None

COMPANIA   ADR       204449300  75       4,110   SH       OTHER                SHARED
DE
TELECOM
DE CHILE
MADECO SA  ADR      556304103   143      12,880  SH       OTHER                SHARED
COMPANIA   ADR      204429104   105      3,280   SH       OTHER                SHARED
CERVECERI
AS UNIDAS
SA
LABORATOR  ADR      50540H104    90      5,000   SH       OTHER                SHARED
IO CHILE
SA
EMBOTELLA  ADR      29081P204    26      1,500   SH       OTHER                SHARED
DORA       SERIES
ANDINA S   A
A
BANCO      ADR      05965F108    92      6,000   SH       OTHER                SHARED
SANTANDER  SERIES
CHILE      A
MASISA SA  ADR      574799102    32      2,500   SH       OTHER                SHARED
CHILECTRA  ADR      168884104    60      3,000   SH       OTHER                SHARED
S A
EMPRESA    ADR      29244T101   150     10,539   SH       OTHER                SHARED
NACIONAL
DE ELEC
ENERSIS SA ADR      29274F104    71      3,000   SH       OTHER                SHARED
GENER S A  ADR      368731105    64      4,100   SH       OTHER                SHARED
HUANENG    ADR      443304100    70      6,600   SH       OTHER                SHARED
POWER      SERIES
           N



